13F-HR
  1
  mcl@oakvalue.com
  NONE

  MARGARET C. LANDIS
  919 419-1900


  0000936699
  2$wkdrmw

  09/30/2000

  13F-HR
  3 QTR 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 09/30/2000
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		11/13/00
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 66
                                        ----------------------

Form 13F Information Table Value Total: 1,346,619
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108   220441     3423 SH       SOLE                     3423
AFLAC                          COM              001055102    52154   814105 SH       SOLE                   752040             62065
                                                             13178   205700 SH       DEFINED 01             205700
Allegiance Telecom Inc.        COM              01747t102     8482   227700 SH       SOLE                   207675             20025
                                                              2668    71625 SH       DEFINED 01              71625
Ambac Financial Group, Inc.    COM              023139108    54614   745586 SH       SOLE                   679111             66475
                                                             14778   201750 SH       DEFINED 01             201750
Avon Products                  COM              054303102    33254   813560 SH       SOLE                   728080             85480
                                                             13983   342100 SH       DEFINED 01             342100
Berkshire Hathaway - Cl. A     COM              084670108    24794      385 SH       SOLE                      330                55
                                                              6440      100 SH       DEFINED 01                100
Berkshire Hathaway - Cl. B     COM              084670207    65706    31742 SH       SOLE                    29798              1944
                                                             24952    12054 SH       DEFINED 01              12054
Charter Communications Inc.    COM              16117M107    30567  1879215 SH       SOLE                  1705165            174050
                                                             10331   635150 SH       DEFINED 01             635150
Closure Medical Corporation    COM              189093107     4874   193500 SH       SOLE                   193500
Coca Cola Co.                  COM              191216100    36967   670598 SH       SOLE                   607144             63454
                                                             12081   219150 SH       DEFINED 01             219150
Comcast Corp                   COM              200300200    37331   911900 SH       SOLE                   830000             81900
                                                             12455   304250 SH       DEFINED 01             304250
Compaq Computer Corp           COM              204493100    15828   573900 SH       SOLE                   522475             51425
                                                              5993   217300 SH       DEFINED 01             217300
Dun & Bradstreet               COM              26483B106    26256   762433 SH       SOLE                   674458             87975
                                                             10930   317375 SH       DEFINED 01             317375
E. W. Scripps Co.              COM              811054204    49745   921202 SH       SOLE                   835897             85305
                                                             15355   284360 SH       DEFINED 01             284360
Eastman Kodak Co.              COM              277461109    18845   461050 SH       SOLE                   415625             45425
                                                              6916   169200 SH       DEFINED 01             169200
Freddie Mac                    COM              313400301    28914   534825 SH       SOLE                   494025             40800
                                                              6155   113850 SH       DEFINED 01             113850
Gillette Co.                   COM              375766102    27002   874558 SH       SOLE                   787558             87000
                                                             10568   342295 SH       DEFINED 01             342295
Household International Inc    COM              441815107    47530   839382 SH       SOLE                   763632             75750
                                                             14916   263425 SH       DEFINED 01             263425
Intel Corp                     COM              458140100      486    11700 SH       SOLE                    11700
Interpublic Group              COM              460690100    41374  1214649 SH       SOLE                  1103807            110842
                                                             12882   378175 SH       DEFINED 01             378175
Johnson & Johnson              COM              478160104     2372    25256 SH       SOLE                    25256
Merck & Co.                    COM              589331107      357     4800 SH       SOLE                     4800
Microsoft Corp                 COM              594918104      266     4407 SH       SOLE                     4407
Oakwood Homes                  COM              674098108       95    63100 SH       SOLE                    63100
Pfizer Inc.                    COM              717081103      854    19000 SH       SOLE                    19000
Priceline.com Inc.             COM              741503106     6441   542425 SH       SOLE                   489475             52950
                                                              2198   185125 SH       DEFINED 01             185125
RLI Corp.                      COM              749607107    33093   858164 SH       SOLE                   772305             85859
                                                              3039    78800 SH       DEFINED 01              78800
Republic Services Inc.         COM              760759100    10718   816575 SH       SOLE                   725425             91150
                                                              4366   332650 SH       DEFINED 01             332650
Sabre Holdings Corp.           COM              785905100    25092   867125 SH       SOLE                   783600             83525
                                                              8547   295350 SH       DEFINED 01             295350
Schering Plough                COM              806605101      599    12892 SH       SOLE                    12892
Tellabs, Inc.                  COM              879664100     9879   206888 SH       SOLE                   188463             18425
                                                              3273    68550 SH       DEFINED 01              68550
Tiffany & Co.                  COM              886547108    26119   677320 SH       SOLE                   623010             54310
                                                              8728   226340 SH       DEFINED 01             226340
USA Networks, Inc.             COM              902984103     9983   455070 SH       SOLE                   414295             40775
                                                              3510   160000 SH       DEFINED 01             160000
Valassis Communications Inc.   COM              918866104    18550   833710 SH       SOLE                   755160             78550
                                                              6305   283375 SH       DEFINED 01             283375
Verizon Communications         COM              92343V104    35463   732130 SH       SOLE                   670298             61832
                                                             10831   223612 SH       DEFINED 01             223612
Walt Disney Co.                COM              254687106     5555   145230 SH       SOLE                   145230
Washington Post Co. Class B    COM              939640108    52369    99208 SH       SOLE                    90766              8442
                                                             13693    25940 SH       DEFINED 01              25940
XL Cap Ltd.                    COM              G98255105    18338   249500 SH       SOLE                   227075             22425
                                                              6238    84875 SH       DEFINED 01              84875